Other Non-Current Assets	6 Months Ended
Dec. 31, 2024
Other Non-Current Assets [Abstract]
OTHER NON-CURRENT ASSETS

11. OTHER NON-CURRENT ASSETS

As of December 31, 2024 and June 30, 2024, other non-current assets consisted of the following:

	As of December 31,	As of June 30,
	2024	2024
Prepayment of brand authorization	$4,600,000	$4,600,000
Prepaid consulting fees or other expenses	-	16,430
Lease deposit	550,751	-
Other long-term receivables	195,478	195,477
	5,346,229	4,811,907
Impairment	(4,600,000)	(4,600,000)
	$746,229	$211,907

Equity investments, which were included in the “Other non-current assets” presented in the balance sheets as of June 30, 2024, were separately disclosed as a balance sheet item as of December 31, 2024. Therefore, prior period figures were reclassified to align with current period presentation.